FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report as of the end of fiscal year:  12/31/2005

Is this a transition report? (Y or N):  N

Is this an amendment to a previous filing? (Y or N): N

Those items or sub-items with a "[/]" after the item should be completed only if the answer has changed from the previous filing of this form.

1. A) Registrant Name: Canada Life of America Variable Annuity Account II

   B) File Number: 811-7350

   C) Telephone Number: (303) 737-3000

2. A) Street: 8515 East Orchard Road

   B) City: Greenwood Village

   C) State: CO

   D) Zip Code: 80111   Zip Ext.:

   E) Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N) N

4. Is this the last filing on this form by the Registrant? (Y or N) N

5. Is Registrant a small business investment company (SBIC)? (Y or N) N [If answer is "Y" (Yes), complete only 89-110.]

6. Is Registrant a unit investment trust (UIT)? (Y or N) Y [If answer is "Y"
   (Yes) complete only items 111 through 132.]

111. A. Canada Life Insurance Company of America

     B.

     C. Greenwood Village, CO 80111

112.

113.

114. A. Canada Life of America Financial Services, Inc.

     B. 8-041042

     C. Greenwood Village, CO 80111

115. A. Deloitte & Touche LLP

     B. Denver, CO 80202


116. Family of investment companies information:

     A. N

     B.

117. A. Y

     B. Y

     C. N

     D. N

     E. N

118. 1

119. 0

120.

121. 0

122. 1

123. $21,173

124. $0

125. $14,957.04

126. $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any)

                                      Total           Total         Income
                                     Number of        Assets      Distributions
                                     Series          ($000's       ($000's
                                     Investing        omitted)       omitted)

A.    U.S. Treasury direct issue    _________       $ _______       $ _______

B.    U.S. Government Agency         _________      $ _______       $ _______

C.    State and municipal tax-free   _________      $ _______       $ _______

D.    Public utility debt             ________      $ _______       $ _______

E. Brokers or dealers debt or debt
      of brokers' or dealers' parent  _________     $ _______       $ _______

F. All other corporate intermed.
      and long-term debt              _________     $ _______       $ _______

G. All other corporate short-term
      debt                            _________     $ _______       $ _______

H     Equity securities of brokers or
      dealers or parents of brokers or
      dealers                        _________       $ _______       $ _______

I. Investment company equity
      securities                     _________       $ _______       $ _______

J.    All other equity securities    ___ 1____       $ 83,329        $ _______


K.    Other securities               _________       $ _______       $ _______

L. Total assets of all series of
      registrant                     ____1____        $ 83,329       $ _______

128. N

131. $1,303

132.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:    Greenwood Village          State of: Colorado     Date: 02/28/2006

Name of Registrant, Depositor, or Trustee:

VARIABLE ANNUITY ACCOUNT 2 OF CANADA LIFE INSURANCE COMPANY OF AMERICA


By:  /s/ Beverly A. Byrne                Witness: /s/ Jennifer M. Van Der Jagt
Beverly A. Byrne                                   Jennifer M. Van Der Jagt
Vice President and Counsel                         Legal Assistant I